Fair Value - Summary of Change in Level 3 Warrant Liability Value (Details) - Warrant Liability [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrant liability
Beginning balance	$ 916	$ 3,149
Change in fair value	(210)	(2,233)
Ending balance	$ 706	$ 916